Non-controlling interest (Tables)	6 Months Ended
Jun. 30, 2019
Noncontrolling Interest [Abstract]
Schedule of changes in non-controlling interest
Changes in non-controlling interest for the period from January 1, 2018 (Predecessor) through to June 30, 2018 (Predecessor) were as follows:

(In $ millions)	North Atlantic Drilling Ltd	Sevan Drilling Limited	Asia Offshore Drilling Ltd	Ship Finance International Ltd VIEs	Seadrill Nigeria Operations Limited	Total
As at January 1, 2018 (Predecessor)	76	226	149	(59)	7	399
Adoption of new accounting standard ASU 2016-16 - Income Taxes	(25)	—	—	—	—	(25)
Net income attributable to non-controlling interest	(17)	(10)	—	4	1	(22)
As at March 31, 2018 (Predecessor)	34	216	149	(55)	8	352
Net income attributable to non-controlling interest	(143)	—	1	3	1	(138)
Redeemable non-controlling interest	—	—	(150)	—	—	(150)
As at June 30, 2018 (Predecessor)	(109)	216	—	(52)	9	64

Changes in non-controlling interest for the period from January 1, 2019 (Successor) through to June 30, 2019 (Successor) were as follows:

(In $ millions)	Ship Finance International Ltd VIEs	Seadrill Nigeria Operations Limited	Total
As at January 1, 2019 (Successor) and March 31, 2019 (Successor)	145	7	152
Net income attributable to non-controlling interest	(2)	—	(2)
As at June 30, 2019 (Successor)	143	7	150